Revenue Recognition (Details) - Schedule of service - Revenue [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition (Details) - Schedule of service [Line Items]
Total	$ 31,129	$ 21,197
Product royalties [Member]
Revenue Recognition (Details) - Schedule of service [Line Items]
Total	28,447	18,356
Service subscriptions [Member]
Revenue Recognition (Details) - Schedule of service [Line Items]
Total	1,838	1,550
Monetization [Member]
Revenue Recognition (Details) - Schedule of service [Line Items]
Total	$ 844	$ 1,291